Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2023	2022
Balance nominated in USD	$217,948	$190,457
Balance nominated in NIS	157,725	282,050
Balance nominated in other currencies	76,273	71,835
	$451,946	$544,342